SCHEDULE OF OUTSTANDING STOCK OPTIONS (Details)	6 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	2,359,338	2,359,338	1,756,670	1,411,170
Number of stock options, Exercisable	1,664,338	1,664,338
Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	82,667	82,667
Number of stock options, Exercisable	82,667	82,667
Number of stock options, Expiry date	Aug. 20, 2025
Number of stock options, Exercise price | (per share)	$ 2.61	$ 3.75
Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	20,000	20,000
Number of stock options, Exercisable	20,000	20,000
Number of stock options, Expiry date	Jun. 03, 2026
Number of stock options, Exercise price | (per share)	$ 14.62	$ 21.00
Stock option three [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	6,671	6,671
Number of stock options, Exercisable	6,671	6,671
Number of stock options, Expiry date	Oct. 28, 2026
Number of stock options, Exercise price | (per share)	$ 13.93	$ 20.00
Stock option four [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	360,000	360,000
Number of stock options, Exercisable	315,000	315,000
Number of stock options, Expiry date	Aug. 02, 2032
Number of stock options, Exercise price | (per share)	$ 6.19	$ 8.90
Stock option five [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	120,000	120,000
Number of stock options, Exercisable	120,000	120,000
Number of stock options, Expiry date	Aug. 21, 2032
Number of stock options, Exercise price | (per share)	$ 6.95	$ 10.00
Stock option six [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	220,000	220,000
Number of stock options, Exercisable	220,000	220,000
Number of stock options, Expiry date	Jan. 04, 2033
Number of stock options, Exercise price | (per share)	$ 2.87	$ 4.13
Stock option seven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	100,000	100,000
Number of stock options, Exercisable	100,000	100,000
Number of stock options, Expiry date	Jan. 04, 2033
Number of stock options, Exercise price | (per share)	$ 2.87	$ 4.13
Stock option eight [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	40,000	40,000
Number of stock options, Exercisable	40,000	40,000
Number of stock options, Expiry date	Nov. 25, 2027
Number of stock options, Exercise price | (per share)	$ 3.49	$ 5.03
Stock option nine [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	114,000	114,000
Number of stock options, Exercisable	96,000	96,000
Number of stock options, Expiry date	Apr. 18, 2033
Number of stock options, Exercise price | (per share)	$ 2.78	$ 4.00
Stock option ten [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	462,000	462,000
Number of stock options, Exercisable	154,000	154,000
Number of stock options, Expiry date	Aug. 14, 2034
Number of stock options, Exercise price | (per share)	$ 1.78	$ 2.55
Stock option eleven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	105,000	105,000
Number of stock options, Exercisable
Number of stock options, Expiry date	Jan. 15, 2035
Number of stock options, Exercise price | (per share)	$ 6.40	$ 9.21
Stock option twelve [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	500,000	500,000
Number of stock options, Exercisable	500,000	500,000
Number of stock options, Expiry date	Feb. 02, 2035
Number of stock options, Exercise price | (per share)	$ 6.40	$ 9.21
Stock option thirteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	30,000	30,000
Number of stock options, Exercisable	10,000	10,000
Number of stock options, Expiry date	Jun. 20, 2035
Number of stock options, Exercise price | (per share)	$ 1.775	$ 2.43
Stock option fourteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	199,000	199,000
Number of stock options, Exercisable
Number of stock options, Expiry date	Jun. 20, 2035
Number of stock options, Exercise price | (per share)	$ 6.40	$ 8.77